Norwood Financial Corp (Parent Company Only) Financial Information (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	$ 15,038	$ 18,039
Securities available for sale	210,205	243,277
Other assets	14,242	8,942
Total Assets	1,230,610	1,184,559
Liabilities	1,093,182	1,062,274
Stockholders' equity	137,428	122,285	$ 115,739
Total Liabilities and Stockholders' Equity	1,230,610	1,184,559
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	2,848	2,509
Investment in bank subsidiary	135,433	120,511
Other assets	1,875	1,739
Total Assets	140,156	124,759
Liabilities	2,728	2,474
Stockholders' equity	137,428	122,285
Total Liabilities and Stockholders' Equity	$ 140,156	$ 124,759